SCHEDULE OF CONSOLIDATED BALANCE SHEETS (RESTATED) (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 60,466			$ 359,826				$ 102,766
Accounts receivable	434,457			24,241				208,647
Prepaid expenses	19,248,357			19,020,159				19,409,323
Other current assets	770,666			907,632				718,550
Notes receivable	2,000,000			2,000,000				2,000,000
Investments	250,000			250,000				250,000
Goodwill	7,746,491			11,227,491				19,590,758	$ 1,653,067
Intangible assets, net	14,994,949			17,681,874				23,982,445
Property and equipment, net	13,817			21,309				108,078
Total assets	58,403,889			64,377,218				79,380,253
LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables	8,231,152			7,991,802				7,607,633
Deferred revenue	276,786			357,143				464,286
Notes payable – current	6,412,127			6,026,669				3,755,676
Accrued interest	1,096,101			858,875				484,172
Accrued and other expenses	12,696,559			11,359,616				4,626,973
Other liabilities	2,017,111			1,167,111				625,028
Total current liabilities	30,729,836			27,761,216				17,563,768
Total liabilities	30,729,836			27,761,216				17,563,768
Common Stock	10,124			2,877				2,527
Additional paid in capital	280,307,750			269,690,569				267,597,370
Accumulated other comprehensive loss	243,980			(91,667)				3,622
Accumulated deficit	(254,879,047)			(235,106,206)				(208,187,210)
Noncontrolling interest	1,991,246			2,120,429				2,400,176
Total Equity	27,674,053	$ 32,594,467	$ 34,577,820	36,616,002	$ 51,655,662	$ 54,766,441	$ 58,732,662	61,816,485	$ 94,000,253
Total liabilities and stockholders’ equity	$ 58,403,889			64,377,218				$ 79,380,253
Previously Reported [Member]
ASSETS
Cash				359,826
Accounts receivable				24,241
Prepaid expenses				19,020,159
Other current assets				825,948
Notes receivable				2,000,000
Investments				250,000
Goodwill				12,880,558
Intangible assets, net				17,681,874
Property and equipment, net				21,309
Other long term assets				12,884,686
Total assets				65,948,601
LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables				8,009,534
Deferred revenue				357,143
Notes payable – current				6,075,594
Accrued interest				867,236
Accrued and other expenses				11,519,474
Other liabilities				1,070,233
Total current liabilities				27,899,214
Total liabilities				27,899,214
Common Stock				2,877
Additional paid in capital				269,690,569
Accumulated other comprehensive loss				(144,729)
Accumulated deficit				(233,759,640)
Noncontrolling interest				2,260,310
Total Equity				38,049,387
Total liabilities and stockholders’ equity				65,948,601
Revision of Prior Period, Reclassification, Adjustment [Member]
ASSETS
Cash
Accounts receivable
Prepaid expenses
Other current assets				81,684
Notes receivable
Investments
Goodwill				(1,653,067)
Intangible assets, net
Property and equipment, net
Other long term assets
Total assets				(1,571,383)
LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables				(17,732)
Deferred revenue
Notes payable – current				(48,925)
Accrued interest				(8,361)
Accrued and other expenses				(160,426)
Other liabilities				96,878
Total current liabilities				(138,566)
Total liabilities				(138,566)
Common Stock
Additional paid in capital
Accumulated other comprehensive loss				53,062
Accumulated deficit				1,346,566
Noncontrolling interest				(139,881)
Total Equity				1,432,817
Total liabilities and stockholders’ equity				(1,571,383)
Restated [Member]
ASSETS
Cash				359,826
Accounts receivable				24,241
Prepaid expenses				19,020,159
Other current assets				907,632
Notes receivable				2,000,000
Investments				250,000
Goodwill				11,227,491
Intangible assets, net				17,681,874
Property and equipment, net				21,309
Other long term assets				12,884,686
Total assets				64,377,218
LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables				7,991,802
Deferred revenue				357,143
Notes payable – current				6,026,669
Accrued interest				858,875
Accrued and other expenses				11,359,048
Other liabilities				1,167,111
Total current liabilities				27,760,648
Total liabilities				27,760,648
Common Stock				2,877
Additional paid in capital				269,690,569
Accumulated other comprehensive loss				(91,667)
Accumulated deficit				(235,106,206)
Noncontrolling interest				2,120,429
Total Equity				36,616,002
Total liabilities and stockholders’ equity				$ 64,377,218